SCHEDULE OF BANK LOANS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Carrying amount	$ 9,878	$ 10,516
Director's Personal guarantee	3,430	3,430
Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Carrying amount	$ 9,692	$ 10,305
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Period	2021 - 2026	2020 - 2026
Variable rate description	SIBOR+1.25% to +1.5%	SIBOR+1.25% to +1.5%
Carrying amount	$ 9,692	$ 10,305
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable rate	1.25%	1.25%
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable rate	1.50%	1.50%
London Interbank Offered Rate (LIBOR) [Member] | Secured Floating Rate Bank Loans [Member]
Debt Instrument [Line Items]
Period	2029	2029
Variable rate description	London Inter Bank Offer Rate +1.25%	London Inter Bank Offer Rate +1.25%
Variable rate	1.25%	1.25%
Carrying amount	$ 186	$ 211